Share based compensation - Activities of options (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares shares
Weighted remaining contractual years
Exercisable | $	$ 592
Employee Stock Option
Number of options
Outstanding at the beginning (in shares) | shares	22,631,543
Granted (in shares) | shares	770,000
Forfeited (in shares) | shares	(1,733,031)
Exercised (in shares) | shares	(370,424)
Outstanding at the end (in shares) | shares	21,298,088
Exercisable (in shares) | shares	16,828,518
Weighted Average Exercise Price
Outstanding at the beginning (in USD per share)	$ 4.77
Granted (in dollars per share)	0.05
Forfeited (in USD per share)	0.27
Exercised (in USD per share)	0.50
Outstanding at the end (in USD per share)	5.04
Exercisable (in USD per share)	7.49
Weighted Average Fair value at grant date
Outstanding at the beginning (in USD per share)	2.32
Granted (in USD per share)	0.98
Forfeited (in USD per share)	1.52
Exercised (in USD per share)	1.60
Outstanding at the end (in USD per share)	2.35
Exercisable (in USD per share)	$ 2.38
Weighted remaining contractual years
Vested and expected to vest	6 years 11 months 26 days
Exercisable	6 years 2 months 23 days
Vested and expected to vest | $	$ 50,068
Exercisable | $	$ 40,123